Financial assets held for trading (Details 1) - EUR (€) € in Millions	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Financial Assets Held For Trading [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	€ 6,552	[1]	€ 6,012
Euro [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	4,573		4,232
Us Dollar [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	1,614		1,025
Other [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	€ 365		€ 755

[1]	Income or expense were recognized in the profit and loss account within “Finance income (expense)”.